Amounts Recognized in Consolidated Balance Sheets (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension expense			¥ 158,000,000
Accrued expenses	(1,129,000)	(93,000,000)	(90,000,000)
Liability for termination and retirement benefits	(29,547,000)	(2,435,000,000)	(1,798,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	$ (30,676,000)	¥ (2,528,000,000)	¥ (1,730,000,000)